Convertible Debentures	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Convertible Debentures

11. Convertible Debentures

The accounting treatment relating to the convertible debentures issued was in accordance with the guidance in ASC 480 and ASC 815.

As of March 31, 2020 and December 31, 2019, the Company has outstanding, US Dollar convertible debentures in the aggregate principal amount of $1,883,000 and $2,083,000, respectively and Canadian Dollar denominated Convertible debentures in the aggregate principal amount of CDN$1,601,000 (approximately $1,128,497) and CDN$1,794,600 (approximately $1,381,737), respectively.

During the three months ended March 31, 2020 and the year ended December 31, 2019, investors in Canadian Dollar convertible debentures converted the aggregate principal amount of CDN$183,600 and CDN$5,006,565, respectively including interest thereon of CDN$32,430 and CDN$770,705, respectively, and investors in US Dollar convertible debentures converted the aggregate principal amount of $200,000 and $1,185,000, respectively, including interest thereon of $32,794 and $133,959, respectively, into 123,591 and 1,866,528 shares of common stock, respectively.

The Aggregate convertible debentures outstanding consists of the following:

	March 31, 2020	December 31, 2019
Principal Outstanding
Opening balance	$3,464,737	$8,529,751
Additions		—
Repaid	(7,496)	—
Conversion to equity	(338,077)	(5,240,736)
Foreign exchange movements	(107,667)	175,722
	3,011,497	3,464,737
Accrued Interest
Opening balance	524,227	520,523
Interest expense	79,300	719,004
Repaid	(1,499)	—
Conversion to equity	(57,176)	(731,731)
Foreign exchange movements	(16,350)	15,504
	528,502	524,227
Debenture Discount
Opening balance	(627,627)	(4,587,228)
Amortization	396,016	3,959,601
	(231,611)	(627,627)
Convertible Debentures, net	3,308,388	3,361,337

11.	Convertible Debentures

On February 26, 2018, the Company issued debenture units to certain accredited investors (the “February 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on February 25, 2020, and (iii) 20 shares of restricted common stock. The investors in the February 2018 Private Placement purchased an aggregate principal amount of CDN $670,000 ($521,900) debentures and received warrants to purchase up to 20,938 shares of the Company’s common stock and 13,875 shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the February 2018 Private Placement debentures plus any accrued and unpaid interest may be converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants can be exercised at a price equal to $4.00 per share.

In April 2018, the Company issued debenture units to certain investors (the “April 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring in April 2020, and (iii) 20 shares of restricted common stock. The investors in the April 2018 Private Placement purchased an aggregate principal amount of CDN $135,000 ($105,200) debentures and received warrants to purchase up to 4,218.75 shares of the Company’s common stock and 2,700 shares of restricted common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the April 2018 Private Placement debentures plus any accrued and unpaid interest may be converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants can be exercised at a price equal to $4.00 per share

On April 19, 2018, the Company re-issued debenture units that were first issued to certain investors between January 24, 2017 and January 31, 2018 in order to simplify the various debentures into a single series with the same terms as new convertible debenture units issued on February 26, 2018 (the “April 19, 2018 Debentures”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on April 19, 2020, and (iii) 20 shares of restricted common stock. The investors in the April 19, 2018 Private Placement received an aggregate principal amount of CDN $1,436,000 ($1,118,600) debentures, warrants to purchase up to 44,875 shares of the Company’s common stock and 28,720 restricted shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the April 19, 2018 Debentures plus any accrued and unpaid interest may be converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants can be exercised at a price equal to $4.00 per share.

On May 11, 2018, the Company issued debenture units to certain investors (the “May 11, 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on May 11, 2020, and (iii) 20 shares of restricted common stock. The investors in the May 11, 2018 Private Placement purchased an aggregate principal amount of CDN $131,000 ($102,000) debentures and received warrants to purchase up to 4,093.75 shares of the Company’s common stock and 2,620 restricted shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the May 11, 2018 Private Placement plus any accrued and unpaid interest may be converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants can be exercised at a price equal to $4.00 per share.

On May 31, 2018, the Company closed a private placement offering of up to 7,500 units and entered into Subscription Agreements (the “Agreements”) with certain accredited investors (the “May 31, 2018 Private Placement”). The units were offered in both U.S. and Canadian dollar denominations. Each unit sold to U.S. investors was sold at a per unit price of $1,000 and was comprised of (i) a 10% convertible debenture in the principal amount of $1,000 (the “U.S. Debentures”) maturing on May 31, 2020, (ii) 26 shares of our common stock and (ii) warrants to purchase up to 135.25 shares of the Company’s common stock (the “U.S. Warrants”). Each unit sold to Canadian investors was sold at a per unit price of CND $1,000 and was comprised of (i) a 10% convertible debenture in the principal amount of CND $1,000 (the “Canadian Debentures” and together with the U.S. Debentures, the “May Debentures”), (ii) 20 shares of our common stock and (ii) warrants to purchase up to 104.06 shares of our common stock (the “Canadian Warrants” and together with the U.S. Warrants, the “May Warrants”).

The May 31, 2018 Warrants are exercisable at an exercise price of $4.00 per share and expire on May 31, 2020.

The accounting treatment relating to the convertible debentures issued was in accordance with the guidance in ASC 480 and ASC 815.

The proceeds received from the convertible debentures were; (i) net of finders fees issued to certain brokers; (ii) in addition, the Company issued shares of common stock to the convertible debenture holders; as well as (iii) certain two year warrants exercisable for shares of common stock at an exercise price of $4.00 per share; (iv) in conjunction with the finders fees paid, the Company also issued warrants to certain brokers on the same terms and conditions as the warrants issued to the convertible debenture holders; and (v) the convertible debentures are convertible into shares of common stock at a conversion price of $3.20 per share.

The accounting treatment of the above is as follows:

(i)	The convertible debentures were recorded at gross value;
(ii)	The cash fee paid to the brokers was $427,314 and the fair value of the warrants issued to the brokers were valued at fair value as described in (iv) below and were recorded as a debt discount against the gross value of the convertible debentures;
(iii)	The shares of common stock issued to the convertible debenture holders were valued at $582,486, the market price of the common stock on the date of issue and were recorded as debt discount against the gross value of the convertible debt;
(iv)	The warrants issued to the convertible debenture holders and brokers were valued at $2,929,712 using a Black-Scholes valuation model, the value of the warrants was recorded as a discount against the gross value of the convertible debentures and initially recorded as a derivative liability on the basis of standard anti-dilution language being interpreted as a down round feature, the warrants do not provide for any down round features and subsequent to the initial recording the Company adopted ASU 2017-11in September 2018 and eliminated the derivative liability;
(v)	The conversion feature of the convertible debentures was in-the-money at date of issuance, giving rise to a beneficial conversion feature valued at intrinsic value of $2,585,055.
(vi)	The company originally recorded the conversion feature as a derivative liability on the basis that the standard anti-dilution clauses in the convertible debt agreements relating to stock splits and stock mergers amounted to a down-round feature, the convertible debentures do not provide for down round features and accordingly, the Company adopted ASU2017-11 in September 2018 and eliminated the derivative liability.

The total debt discount above amounted to $6,524,567 which is being amortized over the two year life of the debentures on a straight line basis.

As of December 31, 2019 and 2018, the Company has outstanding, US Dollar convertible debentures of $2,083,000 and $3,268,000, respectively and Canadian Dollar denominated Convertible debentures of CDN$1,794,600 and CDN$6,801,165, respectively.

During the year ended December 31, 2019, investors in Canadian Dollar convertible debentures converted the aggregate principal amount of CDN$5,367,400, including interest thereon of CDN$791,861 and investors in US Dollar convertible debentures converted the aggregate principal amount of $1,185,000, including interest thereon of $133,959, into 1,866,528 shares of common stock.

The Aggregate convertible debentures outstanding consists of the following:

	December 31, 2019	December 31, 2018
Principal Outstanding
Opening balance	$8,529,751	$1,610,980
Additions	—	7,080,308
Conversion to equity	(5,240,736)	—
Foreign exchange movements	175,722	(161,537)
	3,464,737	8,529,751
Accrued Interest
Opening balance	520,523	—
Interest expense	719,931	520,523
Conversion to equity	(731,731)	—
Foreign exchange movements	15,504	—
	524,227	520,523
Debenture Discount
Opening balance	(4,587,228)	(462,872)
Additions	—	(6,119,484)
Amortization	3,959,601	1,995,128
	(627,627)	(4,587,228)
Convertible Debentures, net	$3,361,337	$4,463,046